AQR FUNDS

Supplement dated November 27, 2019 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus,

dated May 1, 2019, as amended (the “Prospectus”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2020:

•	the sub-section entitled “AQR Alternative Risk Premia Fund—Portfolio Managers” on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	September 19, 2017	Principal of the Adviser
Ari Levine, M.S.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	September 19, 2017	Principal of the Adviser
Nathan Sosner, Ph.D.	May 1, 2019	Principal of the Adviser

•	the sub-section entitled “AQR Diversified Arbitrage Fund—Portfolio Managers” on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	January 15, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Robert F. Bryant	May 1, 2019	Principal of the Sub-Adviser
Mark L. Mitchell, Ph.D.	January 15, 2009	Principal of the Sub-Adviser
Todd C. Pulvino, Ph.D., A.M., M.S.	January 15, 2009	Principal of the Sub-Adviser

•	the sub-section entitled “AQR Equity Market Neutral Fund—Portfolio Managers” on page 24 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	October 7, 2014	Principal of the Adviser
Ronen Israel, M.A.	March 16, 2016	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Global Macro Fund—Portfolio Managers” on page 33 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	April 8, 2014	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	April 8, 2014	Principal of the Adviser
Michael Katz, Ph.D., A.M.	April 8, 2014	Principal of the Adviser
David Kupersmith, M.B.A.	April 8, 2014	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Long-Short Equity Fund—Portfolio Managers” on page 40 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 16, 2013	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Managed Futures Strategy Fund—Portfolio Managers” on page 47 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 5, 2010	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	January 5, 2010	Founding Principal of the Adviser
Ari Levine, M.S.	May 1, 2014	Principal of the Adviser
Yao Hua Ooi	January 5, 2010	Principal of the Adviser

•	the sub-section entitled “AQR Managed Futures Strategy HV Fund—Portfolio Managers” on page 54 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 16, 2013	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	July 16, 2013	Founding Principal of the Adviser
Ari Levine, M.S.	May 1, 2014	Principal of the Adviser
Yao Hua Ooi	July 16, 2013	Principal of the Adviser

•	the sub-section entitled “AQR Multi-Asset Fund—Portfolio Managers” on page 63 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	September 29, 2010	Founding Principal of the Adviser
John J. Huss	May 1, 2015	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Michael A. Mendelson, M.B.A., S.M.	September 29, 2010	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	September 29, 2010	Principal of the Adviser

•	the sub-section entitled “AQR Multi-Strategy Alternative Fund—Portfolio Managers” on page 73 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Of the Adviser
John M. Liew, Ph.D., M.B.A.	July 18, 2011	Founding Principal of the Adviser
Ronen Israel, M.A.	July 18, 2011	Principal of the Adviser
Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser
Of the Sub-Adviser
Mark L. Mitchell, Ph.D.	July 18, 2011	Principal of the Sub-Adviser
Todd C. Pulvino, Ph.D., A.M., M.S.	July 18, 2011	Principal of the Sub-Adviser

•	the sub-section entitled “AQR Risk-Balanced Commodities Strategy Fund—Portfolio Managers” on page 81 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Ari Levine, M.S.	July 9, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	July 9, 2012	Principal of the Adviser

•	the sub-section entitled “AQR Risk Parity II MV Fund—Portfolio Managers” on page 89 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	November 5, 2012	Founding Principal of the Adviser
John J. Huss	May 1, 2015	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Michael A. Mendelson, M.B.A., S.M.	November 5, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	November 5, 2012	Principal of the Adviser

•	the sub-section entitled “AQR Risk Parity II HV Fund—Portfolio Managers” on page 97 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	November 5, 2012	Founding Principal of the Adviser
John J. Huss	May 1, 2015	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Michael A. Mendelson, M.B.A., S.M.	November 5, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	November 5, 2012	Principal of the Adviser

•	the sub-section entitled “AQR Style Premia Alternative Fund—Portfolio Managers” on page 106 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Andrea Frazzini, Ph.D., M.S.	October 30, 2013	Principal of the Adviser
Ronen Israel, M.A.	October 30, 2013	Principal of the Adviser
Michael Katz, Ph.D., A.M.	October 30, 2013	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Style Premia Alternative LV Fund—Portfolio Managers” on page 114 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Andrea Frazzini, Ph.D., M.S.	September 17, 2014	Principal of the Adviser
Ronen Israel, M.A.	September 17, 2014	Principal of the Adviser
Michael Katz, Ph.D., A.M.	September 17, 2014	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Volatility Risk Premium Fund—Portfolio Managers” on page 121 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	November 1, 2018	Principal of the Adviser
Roni Israelov, Ph.D.	November 1, 2018	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 179 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based approach to its investment management process, including model development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Ronen Israel, M.A.
Ari Levine, M.S.
Yao Hua Ooi
Nathan Sosner, Ph.D.
AQR Diversified Arbitrage Fund	Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Equity Market Neutral Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Global Macro Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Michael Katz, Ph.D., A.M.
David Kupersmith, M.B.A.
Yao Hua Ooi
AQR Long-Short Equity Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.

John M. Liew, Ph.D., M.B.A.
Ari Levine, M.S.
Yao Hua Ooi
AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Ari Levine, M.S.
Yao Hua Ooi
AQR Multi-Asset Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Multi-Strategy Alternative Fund	John M. Liew, Ph.D., M.B.A.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Risk-Balanced Commodities Strategy Fund	Ronen Israel, M.A.
Ari Levine, M.S.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Risk Parity II MV Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Risk Parity II HV Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Style Premia Alternative Fund	Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Style Premia Alternative LV Fund	Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Volatility Risk Premium Fund	Ronen Israel, M.A.
Roni Israelov, Ph.D.
Lars N. Nielsen, M.Sc.

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 where he is the Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and oversees multi-asset class strategies as a researcher and portfolio manager. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Roni Israelov, Ph.D. is a Principal of the Adviser. Dr. Israelov joined the Adviser in 2008 and oversees implementation research for the firm’s equity strategies. Dr. Israelov earned a B.S. in mechanical engineering from Georgia Institute of Technology, an M.S. in mathematical risk management from Georgia State University, and an M.S. in finance and a Ph.D. in financial economics from Carnegie Mellon University.

Michael Katz, Ph.D., A.M., is a Principal of the Adviser. Dr. Katz joined the Adviser in 2007 and is Head of the Portfolio Implementation and Implementation Research team where he oversees the implementation of the Adviser’s products and models and enhancement of the implementation process. He earned a B.A. in economics and a B.A. in Middle East history, both with honors, at Tel Aviv University, and an A.M. and a Ph.D., both in economics, from Harvard University.

David Kupersmith, M.B.A., is a Principal of the Adviser. Mr. Kupersmith joined the Adviser in July 2011 and is a senior member of the firm’s Global Asset Allocation team. He earned a B.A. in history from Amherst College and an M.B.A. from Columbia Business School.

Ari Levine, M.S., is a Principal of the Adviser. Mr. Levine joined the Adviser in 2007 and co-heads research and portfolio management efforts for the Adviser’s macro and multi-strategy funds. Mr. Levine earned a B.S. in finance and a B.S.E. and M.S.E. in electrical engineering from the University of Pennsylvania.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is a portfolio manager and a member of the Executive Committee. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and leads the Research and Portfolio Management teams focused on the Adviser’s macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Nathan Sosner, Ph.D. is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 and is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated November 27, 2019 (“Supplement”)

to the Class R6 Shares Prospectus,

dated May 1, 2019, as amended (the “Prospectus”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2020:

•	the sub-section entitled “AQR Alternative Risk Premia Fund—Portfolio Managers” on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	September 19, 2017	Principal of the Adviser
Ari Levine, M.S.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	September 19, 2017	Principal of the Adviser
Nathan Sosner, Ph.D.	May 1, 2019	Principal of the Adviser

•	the sub-section entitled “AQR Diversified Arbitrage Fund—Portfolio Managers” on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	January 15, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Robert F. Bryant	May 1, 2019	Principal of the Sub-Adviser
Mark L. Mitchell, Ph.D.	January 15, 2009	Principal of the Sub-Adviser
Todd C. Pulvino, Ph.D., A.M., M.S.	January 15, 2009	Principal of the Sub-Adviser

•	the sub-section entitled “AQR Equity Market Neutral Fund—Portfolio Managers” on page 23 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	October 7, 2014	Principal of the Adviser
Ronen Israel, M.A.	March 16, 2016	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Global Macro Fund—Portfolio Managers” on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	April 8, 2014	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	April 8, 2014	Principal of the Adviser
Michael Katz, Ph.D., A.M.	April 8, 2014	Principal of the Adviser
David Kupersmith, M.B.A.	April 8, 2014	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Long-Short Equity Fund—Portfolio Managers” on page 39 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 16, 2013	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Managed Futures Strategy Fund—Portfolio Managers” on page 46 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 5, 2010	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	January 5, 2010	Founding Principal of the Adviser
Ari Levine, M.S.	May 1, 2014	Principal of the Adviser
Yao Hua Ooi	January 5, 2010	Principal of the Adviser

•	the sub-section entitled “AQR Managed Futures Strategy HV Fund—Portfolio Managers” on page 53 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 16, 2013	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	July 16, 2013	Founding Principal of the Adviser
Ari Levine, M.S.	May 1, 2014	Principal of the Adviser
Yao Hua Ooi	July 16, 2013	Principal of the Adviser

•	the sub-section entitled “AQR Multi-Asset Fund—Portfolio Managers” on page 62 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	September 29, 2010	Founding Principal of the Adviser
John J. Huss	May 1, 2015	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Michael A. Mendelson, M.B.A., S.M.	September 29, 2010	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	September 29, 2010	Principal of the Adviser

•	the sub-section entitled “AQR Multi-Strategy Alternative Fund—Portfolio Managers” on page 72 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Of the Adviser
John M. Liew, Ph.D., M.B.A.	July 18, 2011	Founding Principal of the Adviser
Ronen Israel, M.A.	July 18, 2011	Principal of the Adviser
Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser
Of the Sub-Adviser
Mark L. Mitchell, Ph.D.	July 18, 2011	Principal of the Sub-Adviser
Todd C. Pulvino, Ph.D., A.M., M.S.	July 18, 2011	Principal of the Sub-Adviser

•	the sub-section entitled “AQR Risk-Balanced Commodities Strategy Fund—Portfolio Managers” on page 80 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Ari Levine, M.S.	July 9, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	July 9, 2012	Principal of the Adviser

•	the sub-section entitled “AQR Risk Parity II MV Fund—Portfolio Managers” on page 88 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	November 5, 2012	Founding Principal of the Adviser
John J. Huss	May 1, 2015	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Michael A. Mendelson, M.B.A., S.M.	November 5, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	November 5, 2012	Principal of the Adviser

•	the sub-section entitled “AQR Risk Parity II HV Fund—Portfolio Managers” on page 96 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	November 5, 2012	Founding Principal of the Adviser
John J. Huss	May 1, 2015	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Michael A. Mendelson, M.B.A., S.M.	November 5, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	November 5, 2012	Principal of the Adviser

•	the sub-section entitled “AQR Style Premia Alternative Fund—Portfolio Managers” on page 104 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Andrea Frazzini, Ph.D., M.S.	October 30, 2013	Principal of the Adviser
Ronen Israel, M.A.	October 30, 2013	Principal of the Adviser
Michael Katz, Ph.D., A.M.	October 30, 2013	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Style Premia Alternative LV Fund—Portfolio Managers” on page 112 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Andrea Frazzini, Ph.D., M.S.	September 17, 2014	Principal of the Adviser
Ronen Israel, M.A.	September 17, 2014	Principal of the Adviser
Michael Katz, Ph.D., A.M.	September 17, 2014	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Volatility Risk Premium Fund—Portfolio Managers” on page 119 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Ronen Israel, M.A.	November 1, 2018	Principal of the Adviser
Roni Israelov, Ph.D.	November 1, 2018	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 177 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based approach to its investment management process, including model development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Ronen Israel, M.A.
Ari Levine, M.S.
Yao Hua Ooi
Nathan Sosner, Ph.D.
AQR Diversified Arbitrage Fund	Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Equity Market Neutral Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.
AQR Global Macro Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Michael Katz, Ph.D., A.M.
David Kupersmith, M.B.A.
Yao Hua Ooi
AQR Long-Short Equity Fund	Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.

AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Ari Levine, M.S.
Yao Hua Ooi
AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Ari Levine, M.S.
Yao Hua Ooi
AQR Multi-Asset Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Multi-Strategy Alternative Fund	John M. Liew, Ph.D., M.B.A.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Risk-Balanced Commodities Strategy Fund	Ronen Israel, M.A.
Ari Levine, M.S.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Risk Parity II MV Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Risk Parity II HV Fund	John M. Liew, Ph.D., M.B.A.
John J. Huss
Ronen Israel, M.A.
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
AQR Style Premia Alternative Fund	Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Style Premia Alternative LV Fund	Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
AQR Volatility Risk Premium Fund	Ronen Israel, M.A.
Roni Israelov, Ph.D.
Lars N. Nielsen, M.Sc.

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 where he is the Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and oversees multi-asset class strategies as a researcher and portfolio manager. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Roni Israelov, Ph.D. is a Principal of the Adviser. Dr. Israelov joined the Adviser in 2008 and oversees implementation research for the firm’s equity strategies. Dr. Israelov earned a B.S. in mechanical engineering from Georgia Institute of Technology, an M.S. in mathematical risk management from Georgia State University, and an M.S. in finance and a Ph.D. in financial economics from Carnegie Mellon University.

Michael Katz, Ph.D., A.M., is a Principal of the Adviser. Dr. Katz joined the Adviser in 2007 and is Head of the Portfolio Implementation and Implementation Research team where he oversees the implementation of the Adviser’s products and models and enhancement of the implementation process. He earned a B.A. in economics and a B.A. in Middle East history, both with honors, at Tel Aviv University, and an A.M. and a Ph.D., both in economics, from Harvard University.

David Kupersmith, M.B.A., is a Principal of the Adviser. Mr. Kupersmith joined the Adviser in July 2011 and is a senior member of the firm’s Global Asset Allocation team. He earned a B.A. in history from Amherst College and an M.B.A. from Columbia Business School.

Ari Levine, M.S., is a Principal of the Adviser. Mr. Levine joined the Adviser in 2007 and co-heads research and portfolio management efforts for the Adviser’s macro and multi-strategy funds. Mr. Levine earned a B.S. in finance and a B.S.E. and M.S.E. in electrical engineering from the University of Pennsylvania.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is a portfolio manager and a member of the Executive Committee. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and leads the Research and Portfolio Management teams focused on the Adviser’s macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Nathan Sosner, Ph.D. is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 and is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated November 27, 2019 (“Supplement”)

to the Statement of Additional Information,

dated May 1, 2019, as amended (the “SAI”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2020:

•	the section entitled “Management of the Funds” beginning on page 38 of the SAI is hereby deleted in its entirety and replaced with the following:

Management of the Funds

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of eight individuals (each, a “Trustee”), six of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser, the Sub-Adviser (in the case of AQR Diversified Arbitrage Fund and with respect to certain strategies of the AQR Multi-Strategy Alternative Fund) and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010; Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (retired) (2009-2010) (financial services)	49	Janus Capital Group (2008-2016)

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (retired) (2014-2016); Managing Director, Finance Scholars Group (2010-2014) (consulting)	45	Nuveen Exchange Traded Commodities Funds (2012-2016)
William L. Atwell, M.B.A., 1950	Trustee, since 2011	Consultant, Atwell Partners, LLC (since 2012) (consulting); President (Cigna International), Cigna Corp. (2008-2012) (insurance)	45	Webster Financial Corporation (since 2014); Blucora, Inc. (since 2017)
Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	45	None
Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	45	Biogen Inc. (since 2008); Arch Capital Group (since 2010); Bioverativ Inc. (2017- 2018); BG Medicine (2012-2015)
Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Senior Lecturer, Columbia Business School (since 2002); Visiting Senior Lecturer, Cornell University (2004-2013)	45	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (2014-2015)
Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	45	None
William Cashel, M.B.A., 1973	Trustee, since 2020; Chief Executive Officer, since 2020; President, since 2020	Principal, AQR Capital Management, LLC (since 2009)	45	None

Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal and Chief Compliance Officer, AQR Capital Management, LLC (since 2013)	N/A	N/A
Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A
Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
William J. Fenrich, J.D., 1969	Vice President, since 2018

Principal and Chief Legal Officer, AQR Capital Management, LLC (since 2017); Managing Director and Chief Compliance Officer, Morgan Stanley (2016-2017); Managing Director and Chief Counsel, Morgan Stanley (2014-2016); General Counsel and Chief Operating Officer, PointState Capital (2010-

2014)

			N/A	N/A
Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A
Tara Bongiorni, CPA 1977	Assistant Treasurer, since 2017	Vice President, AQR Capital Management, LLC (since 2015); Vice President, Goldman Sachs Asset Management (2002- 2015)	N/A	N/A
John Hadermayer, J.D., 1977	Secretary, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A
Matthew Plastina, 1970	Assistant Treasurer, since 2020	Vice President, AQR Capital Management, LLC (since 2018); Executive Director, JP Morgan Investment Management (2010-2018)	N/A	N/A

1.

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.

2.	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3.

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Mr. Cashel are interested persons of the Trust because of their positions with the Adviser.

•	the section entitled “Board of Trustees and Committees” beginning on page 41 of the SAI is hereby deleted in its entirety and replaced with the following:

Board of Trustees and Committees

Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the Sub-Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, and/or academic positions; experience from service as a Trustee of the Trust (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Timothy K. Armour, M.B.A. Mr. Armour has served as a Trustee of the Trust since 2008. In addition, he has more than 35 years of business and executive experience, specifically in the mutual fund industry. Mr. Armour has held senior positions with Morningstar, Inc. and Janus Capital Group. Mr. Armour also has corporate governance experience serving as a director/trustee of other entities, including Janus Capital Group, ETF Securities and AARP Services.

L. Joe Moravy, M.B.A., CPA. Mr. Moravy has served as a Trustee of the Trust since 2008. In addition, he has more than 44 years of business and executive experience primarily in the auditing and accounting area. Mr. Moravy is a certified public accountant and was a partner at two leading accounting firms where he provided audit and accounting-related services to financial services companies. As a certified public accountant, Mr. Moravy also has gained corporate governance experience through working with the boards of directors and audit committees of public and private corporations. He also served on the independent committee of Nuveen Exchange Traded Commodity Funds and has served as a director of several not-for-profit organizations.

William L. Atwell, M.B.A. Mr. Atwell has served as a Trustee of the Trust since 2011. In addition, he has more than 45 years of business experience in financial services. Mr. Atwell has extensive experience in various executive and other positions with Cigna, Charles Schwab and Citibank. Mr. Atwell also has corporate governance experience serving as a director of Webster Financial Corporation, as a director/trustee of several not-for-profit organizations and has served as a director/trustee of USI Holdings Corporation.

Gregg D. Behrens, M.M. Mr. Behrens has served as a Trustee of the Trust since 2011. In addition, he has more than 44 years of business experience in financial services. Mr. Behrens has extensive experience in various executive and other positions with Northern Trust Company, including his executive experience in London and Singapore. Mr. Behrens also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.

Brian S. Posner, M.B.A. Mr. Posner has served as a Trustee of the Trust since 2011. In addition, he has more than 30 years of business experience in financial services. Mr. Posner has extensive experience in various executive and other positions with Point Rider Group LLC, ClearBridge Advisors, Hygrove Partners LLC/Hygrove Management LLC, Warburg Pincus Asset Management and Fidelity Management and Research Company. Mr. Posner also has corporate governance experience serving as a director/trustee of other entities, including BG Medicine, Biogen Inc., Arch Capital Group, Anadys Pharmaceuticals, Inc., the Mutual Fund Store, Sotheby’s, Bioverativ Inc. and the River Park Funds.

Mark A. Zurack, M.B.A., CFA. Mr. Zurack has served as a Trustee of the Trust since 2014. In addition, he has more than 33 years of business and executive experience specifically in equity markets, equity derivatives and related products. Mr. Zurack has 16 years of experience as a professor at Columbia Business School and extensive experience in various executive and other positions serving 18 years at Goldman Sachs & Co. He also has corporate governance experience serving as a trustee for Exchange Traded Concepts Trust and as director/trustee for not-for-profit organizations.

David Kabiller, CFA. Mr. Kabiller has served as a Trustee of the Trust since 2010. In addition, he has more than 30 years of business and executive experience and is a Founding Principal of the Adviser. He has been with the Adviser since its inception in 1998. Prior to cofounding the Adviser, Mr. Kabiller was associated with Goldman Sachs & Co. where he served as a Vice President (1987 – 1998). Mr. Kabiller also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.

William Cashel, M.B.A. Mr. Cashel has served as Trustee, Chief Executive Officer and President of the Trust since 2020. In addition, he has more than 14 years of business and distribution experience related to mutual funds and is a Principal of the Adviser. He has been with the Adviser since 2009. Prior to joining the Adviser, Mr. Cashel was a Vice President at Natixis Asset Management where he was responsible for distribution in the registered investment adviser channel.

•	the section entitled “Committees of the Board of Trustees” beginning on page 42 of the SAI is hereby deleted in its entirety and replaced with the following:

Committees of the Board of Trustees

As discussed above, the Board of Trustees currently has two standing committees: (1) an Audit Committee, and (2) a Nominating and Governance Committee. Currently, each Disinterested Trustee serves on each committee. Mr. Kabiller and Mr. Cashel, as Interested Trustees, are not members of either committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The Audit Committee met four times and the Nominating and Governance Committee met one time during the fiscal year ended December 31, 2018.

Audit Committee. L. Joe Moravy, M.B.A., CPA, serves as the Chairman of the Audit Committee. The Audit Committee is required to meet at least twice a year and:

•	oversees the accounting, auditing and financial reporting processes of each of the Funds;

•	hires (and fires, if needed) the Funds’ independent registered public accounting firm (subject to the ratification of the Board of Trustees);

•

pre-approves all audit, audit-related, tax and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain Fund affiliates if those non-audit services relate directly to the operations and financial reporting of the Funds;

•

reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds;

•

receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•	considers all critical accounting policies and practices to be used by each of the Funds and any proposed alternative treatments thereof; and

•	investigates any improprieties or suspected improprieties in connection with the Funds’ accounting or financial reporting.

Nominating and Governance Committee. Brian S. Posner, M.B.A., serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee normally meets once a year and as necessary to address governance issues and:

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding Trustee compensation and expense reimbursement policies;

•	undertakes periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and

•	meets with the Funds’ management to review reports and other information concerning the status of the Funds’ operations, procedures, and processes.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•	identify and evaluate potential candidates to fill any such vacancy on the Board;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any such vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an Interested Trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser. The Nominating and Governance Committee will not normally consider Trustee nominations submitted by shareholders.

•	the section entitled “Fund Ownership of the Trustees” on page 43 of the SAI is hereby deleted in its entirety and replaced with the following:

Fund Ownership of the Trustees

The following table sets forth, for each Trustee, the dollar range of shares owned in a Fund as of December 31, 2018 (unless otherwise indicated), as well as the aggregate dollar range of shares owned by the Trustee in the Trust as of the same date:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
Timothy K. Armour, M.B.A.*	AQR Long-Short Equity Fund	$10,001-$50,000	Over $100,000
	AQR Style Premia Alternative Fund	Over $100,000
L. Joe Moravy, M.B.A., CPA	AQR Diversified Arbitrage Fund	$10,001-$50,000	Over $100,000***
	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$50,001-$100,000
	AQR Managed Futures Strategy Fund	$50,001-$100,000
	AQR Multi-Asset Fund	Over $100,000
	AQR Multi-Strategy Alternative Fund	$50,001-$100,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
	AQR Risk Parity II HV Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
William L. Atwell, M.B.A.	N/A	None	Over $100,000***
Gregg D. Behrens, M.M.	AQR Multi-Strategy Alternative Fund	$10,001-$50,000	Over $100,000
	AQR Managed Futures Strategy HV Fund	$50,001-$100,000
	AQR Risk Parity II HV Fund	$50,001-$100,000
	AQR Style Premia Alternative Fund	$50,001-$100,000
Brian Posner, M.B.A.	AQR Multi-Asset Fund	Over $100,000	Over $100,000
Mark A. Zurack, M.B.A., CFA	N/A	None	Over $100,000***
David Kabiller, CFA	AQR Alternative Risk Premia Fund	$10,001-$50,000	Over $100,000***
	AQR Diversified Arbitrage Fund	$10,001-$50,000
	AQR Global Macro Fund	Over $100,000
	AQR Multi-Strategy Alternative Fund	Over $100,000
	AQR Volatility Risk Premium Fund	Over $100,000
William Cashel, M.B.A.**	N/A	None	None

*Holdings are provided as of January 31, 2019.

**Trustee’s appointment takes effect on January 1, 2020. Holdings information is provided as of October 31, 2019.

***Trustee holds equity securities in other series of the Trust which are described in a separate Statement of Additional Information.

•	the section entitled “Portfolio Manager Holdings” beginning on page 54 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2018, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
Clifford S. Asness, Ph.D., M.B.A.	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
Jordan Brooks, Ph.D., M.A.	AQR Global Macro Fund	$10,001-$50,000
Robert F. Bryant, B.S.	AQR Diversified Arbitrage Fund	None[1]
Andrea Frazzini, Ph.D., M.S.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
	AQR Style Premia Alternative LV Fund	$1-$10,000
John J. Huss	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Risk Parity II HV Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
Ronen Israel, M.A.	AQR Alternative Risk Premia Fund	$10,001-$50,000
	AQR Diversified Arbitrage Fund	$50,001-$100,000
	AQR Equity Market Neutral Fund	$50,001-$100,000
	AQR Long-Short Equity Fund	None[2]
	AQR Multi-Asset Fund	None[2]
	AQR Multi-Strategy Alternative Fund	$100,001-$500,000
	AQR Risk-Balanced Commodities Strategy Fund	None[2]
	AQR Risk Parity II HV Fund	None[2]
	AQR Risk Parity II MV Fund	None[2]
	AQR Style Premia Alternative Fund	$100,001-$500,000
	AQR Style Premia Alternative LV Fund	$1-$10,000
	AQR Volatility Risk Premium Fund	$50,001-$100,000
Roni Israelov, Ph.D.	AQR Volatility Risk Premium Fund	$10,001-$50,000
Michael Katz, Ph.D., A.M.	AQR Global Macro Fund	$10,001-$50,000
	AQR Multi-Strategy Alternative Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
	AQR Style Premia Alternative LV Fund	$1-$10,000
David Kupersmith, M.B.A.	AQR Global Macro Fund	$100,001-$500,000
Ari Levine, M.S.	AQR Alternative Risk Premia Fund	None[2]
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
John M. Liew, Ph.D., M.B.A.	AQR Global Macro Fund	Over $1,000,000
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000

	AQR Multi-Strategy Alternative Fund	$100,001-$500,000
	AQR Multi-Asset Fund	$100,001-$500,000
	AQR Risk Parity II HV Fund	$100,001-$500,000
	AQR Risk Parity II MV Fund	$100,001-$500,000
Michael A. Mendelson, M.B.A, S.M.	AQR Multi-Asset Fund	$500,001-$1,000,000
	AQR Risk Parity II HV Fund	$100,001-$500,000
	AQR Risk Parity II MV Fund	$100,001-$500,000
Mark L. Mitchell, Ph.D.	AQR Diversified Arbitrage Fund	$500,001-$1,000,000
	AQR Multi-Strategy Alternative Fund	None
Lars N. Nielsen, M.Sc.	AQR Diversified Arbitrage Fund	None[2]
	AQR Equity Market Neutral Fund	None[2]
	AQR Long-Short Equity Fund	None[2]
	AQR Multi-Asset Fund	None[2]
	AQR Risk-Balanced Commodities Strategy Fund	None[2]
	AQR Risk Parity II HV Fund	None[2]
	AQR Risk Parity II MV Fund	None[2]
	AQR Volatility Risk Premium Fund	None[2]
Yao Hua Ooi	AQR Alternative Risk Premia Fund	$10,001-$50,000
	AQR Global Macro Fund	None[2]
	AQR Managed Futures Strategy Fund	$50,001-$100,000
	AQR Managed Futures Strategy HV Fund	$10,001-$50,000
	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Multi-Strategy Alternative Fund	None[2]
	AQR Risk Parity II HV Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	None[2]
	AQR Style Premia Alternative LV Fund	None[2]
Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	$100,001-$500,000
	AQR Multi-Strategy Alternative Fund	None
Nathan Sosner, Ph.D.	AQR Alternative Risk Premia Fund	None[1]

1 Portfolio manager began managing the Fund on May 1, 2019.

2 Portfolio manager will begin managing the Fund on January 1, 2020. Holdings information is provided as of October 31, 2019.

•	in the section entitled “Other Accounts Managed” beginning on page 55 of the SAI, the following information is hereby added directly preceding the section entitled “Potential Conflicts of Interest”:

The following table indicates the number of accounts and assets under management for each type of account managed as of October 31, 2019:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Lars N. Nielsen, M.Sc.	11	6,995,978,238	59	23,074,649,563	49	25,228,744,739

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Lars N. Nielsen, M.Sc.	-	-	53	20,616,300,744	16	7,448,466,231

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE